Note 17 - Concentration of Risk in Customer and Supplier Relationships	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

14. Concentration of Risk

Supplier Relationships

Historically, we obtained virtually all of our solar panels from Suntech and Lightway. During 2012, because of our cash position and liquidity constraints, we were late in making payments to both of these suppliers. On March 30, 2012, pursuant to our Supply Agreement with Lightway, we issued 1,900,000 shares of our common stock to Lightway in partial payment of our past due account payable to them. At the time of issuance, the shares were valued at $1,045,000. On May 1, 2012, Suntech filed a complaint for breach of contract, goods sold and delivered, account stated and open account against us in the Superior Court of the State of California, County of San Francisco. Suntech alleged that it delivered products and did not receive full payment from us. On July 31, 2012, we and Suntech entered into a settlement of this dispute. Because of our inability to make scheduled settlement payments, on March 15, 2013, Suntech entered a judgment against us in the amount of $946,438. As of September 30, 2013, Suntech has not sought to enforce its judgment. As of September 30, 2013, we have included in our Condensed Consolidated Balance Sheets a balance due to Suntech America of $946,438. We currently have no unshipped orders from Suntech or Lightway.

In May 2013, we entered into a new supply agreement for assembly of our proprietary modules with Environmental Engineering Group Pty Ltd (“EEG”), an assembler of polycrystalline modules located in Australia. In August 2013, we began receiving product from EEG and began shipping product to customers during the third calendar quarter of this year. We anticipate increased shipments to customers during the fourth quarter of 2013. We have remaining panel inventory on hand as of September 30, 2013 and anticipate receiving a final shipment of product in November 2013, fulfilling our purchase order with EEG. In September 2013, we entered into a second supply agreement for assembly of our proprietary modules with Tianwei New Energy Co, Ltd., a panel supplier located in China. We anticipate beginning to receive product from this new supplier beginning in the first quarter of 2014. Although we believe we can find alternative suppliers for solar panels manufactured to our specifications, our operations would be disrupted unless we are able to rapidly secure alternative sources of supply, our inventory and revenue could diminish significantly, causing disruption to our operations.

Customer Relationships

The relative magnitude and the mix of revenue from our largest customers have varied significantly quarter to quarter. During the nine months ended September 30, 2013 and 2012, three customers have accounted for significant revenues, varying by period, to our company: Lennar Corporation (Lennar), a leading national homebuilder, Lennox International Inc. (Lennox), a global leader in the heating and air conditioning markets, and Lowe’s Companies, Inc. (Lowe’s), a nationwide home improvement retail chain. For the nine months ended September 30, 2013 and 2012, the percentages of sales to Lennar, Lennox and Lowe’s are as follows:

	Nine Months Ended September 30,
	2013	2012
Lennox International Inc.	7.7%	33.3%
Lowe’s Companies, Inc.	7.1%	8.0%
Lennar Corporation	0.0%	10.3%

We had no receivable balance from Lennar as of September 30, 2013 or December 31, 2012. Lennox accounted for 0.7% and 5.9% of our gross accounts receivable as of September 30, 2013 and December 31, 2012, respectively. Lowe’s accounted for 8.8% and 4.0% of our gross accounts receivable as of September 30, 2013 and December 31, 2012, respectively.

We maintain reserves for potential credit losses and such losses, in the aggregate, have generally not exceeded management’s estimates. Our top three vendors accounted for approximately 25% and 36% of accounts payable as of September 30, 2013 and December 31, 2012, respectively. At September 30, 2013 and December 31, 2012, accounts payable included amounts owed to our top three vendors of approximately $1.1 million and $960,000, respectively.

17. Concentration of Risk in Customer and Supplier Relationships

Disruption of Supplier Relationships

Historically, we obtained virtually all of our solar panels from Suntech. On March 25, 2011, we entered into a volume supply agreement for a new generation of our solar panel products with Lightway, and in August 2011, we began purchasing solar panels from Lightway. Both Suntech and Lightway manufacture panels for us that are built to our unique specifications. We had a limited amount of remaining inventory on hand as of December 31, 2012, and although we are actively negotiating alternative sources of supply through other sources, including a CBD Energy Limited preferred supplier, the disruption and loss of our historical primary component supply relationships is severely disruptive to our operations.  In recent periods, because of our cash position and liquidity constraints, we have been late in making payments to both of our panel suppliers. On March 30, 2012, pursuant to our Supply Agreement with Lightway, we issued 1,900,000 shares of our common stock to Lightway in partial payment of our past due account payable to them. At the time of issuance, the shares were valued at $1,045,000. On May 1, 2012, Suntech America filed a lawsuit against us for breach of contract, alleging that it delivered products to us and has not received full payment, and seeking payment of approximately $990,000. On July 31, 2012, we and Suntech entered into a settlement of this dispute, which allows and requires us make payment of the account balance over time, with the unpaid balance accruing interest at 10% per annum. As of December 31 2012, we have included in our Condensed Consolidated Balance Sheets, under accounts payable, a balance due to Suntech America of $870,000, plus accrued interest of $76,438, which is included in accrued liabilities in our Condensed Consolidated Balance Sheets. We do not anticipate that our prior supplies will make and further shipments to us, which is resulting in decreased sales and revenue for us, and adversely affecting our customer relationships. We currently do not have any unshipped orders for solar panel product pending with Suntech or Lightway and we have not received any shipments of panels since April 2012.

Concentration of Risk in Customer Relationships

The relative magnitude and the mix of revenue from our largest customers have varied significantly quarter to quarter. During the year ended December 31, 2012 and 2011, three customers have accounted for significant revenues, varying by period, to our company: Lennar Corporation (Lennar), a leading national homebuilder, Lennox International Inc. (Lennox), a global leader in the heating and air conditioning markets, and Lowe’s Companies, Inc. (Lowe’s), a nationwide home improvement retail chain. For the year ended December 31, 2012 and 2011, the percentages of sales to Lennar, Lennox and Lowe’s are as follows:

	Twelve Months Ended December 31,
	2012	2011

Lennar Corporation	8.8%	21.5%
Lennox International Inc.	30.1%	20.6%
Lowe’s Companies, Inc.	7.7%	3.5%

We had no receivable balance from Lennar as of December 31, 2012 or December 31, 2011. Lennox accounted for 5.9% and 23.1% of our gross accounts receivable as of December 31, 2012 and 2011, respectively. Lowe’s accounted for 4.0% and 13.9% of our gross accounts receivable as of December 31, 2012 and 2011, respectively.

We maintain reserves for potential credit losses and such losses, in the aggregate, have generally not exceeded management’s estimates. Our top three vendors accounted for approximately 36.1% and 61.3% of materials purchased during the years ended December 31, 2012 and 2011, respectively. At December 31, 2012, accounts payable included amounts owed to these top three vendors of approximately $960,000. At December 31, 2011, accounts payable included amounts owed to the top three vendors of approximately $3.3 million.